Borrowings (Details 1) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Changes that do not represent cash flows
Interest expense		$ 85,429		$ 86,343		$ 118,205
Derivative financial instruments [Member]
Statement Line Items [Line Items]
Balance		16,629	[1]
Changes that represent cash flows
Loans obtained
Restricted cash
Payments
Commissions and debt issuance cost
Changes that do not represent cash flows
Interest expense
Valuation effects of derivative financial instruments		15,680		16,629
Amortization of commissions and debt issuance cost
Balance		32,309		16,629	[1]
Long-term debt [member]
Statement Line Items [Line Items]
Balance	[1]	620,164		607,250
Changes that represent cash flows
Loans obtained		104,500		50,667
Restricted cash		22,940		(2,001)
Payments		(82,996)		(36,829)
Commissions and debt issuance cost				(667)
Changes that do not represent cash flows
Interest expense
Valuation effects of derivative financial instruments
Borrowing costs capitalized on PP&E
Amortization of commissions and debt issuance cost		2,198		1,744
Balance		666,806		620,164	[1]	607,250	[1]
Interest payable [member]
Statement Line Items [Line Items]
Balance	[1]	11,227		10,043
Changes that represent cash flows
Loans obtained
Restricted cash
Payments		(76,465)		(85,159)
Commissions and debt issuance cost
Changes that do not represent cash flows
Interest expense		85,429		86,343
Valuation effects of derivative financial instruments		(9,284)
Borrowing costs capitalized on PP&E
Amortization of commissions and debt issuance cost
Balance		$ 10,907		$ 11,227	[1]	$ 10,043	[1]

[1]	Balances in column "Long-term debt", are presented net of restricted cash balances as of December 31, 2018. See Note 5 for details about restricted cash.